Organization and Significant Accounting Policies, Property, Plant and Equipment (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Computer Equipment [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	3 years	3 years